UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007
                                               ------------------

Check here if Amendment [ ];                   Amendment Number: __
  This Amendment (Check only one):
       [ ] is a restatement.
       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Gandhara Advisors Europe LLP
Address:  6th Floor
          65 Curzon Street
          London W1J 8PE
          England

Form 13F File Number: 28-11840

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Davide Erro
Title:    Director

Phone:    0-11-44-207-491-6100

Signature, Place, and Date of Signing:


/s/ David Erro          London, England           November 5, 2007
--------------------    ---------------           ---------------------
[Signature]              [City, State]            [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 Report Summary:


Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 9

Form 13F Information Table Value Total: $615057 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries].

No. 1
   ---
Form 13F File Number 28-11841
Name:  Gandhara Advisors Asia Limited
       ------------------------------

No. 2
   ---
Form 13F File Number 28-11842
Name:  Davide Erro
       ----------------------

                                                     Form 13F Information Table

---------------------- ---------- ----------- ---------- ------------------------ ------------ ---------- --------------------------
      Column 1         Column 2    Column 3    Column 4        Column 5             Column 6   Column 7           Column 8
---------------------- ---------- ----------- ---------- --------- ----- -------- ------------ ---------- --------------------------
                                                                                                              Voting Authority
   Name of Issuer      Title of      CUSIP      Value    Shrs /    SH /  Put/Call  Investment    Other
                         Class                 (x$1000)  Prn Amt   PRN             Discretion  Managers   ---------- ------- -------
---------------------- ---------- ----------- ---------- --------- ----- -------- ------------ ----------
                                                                                                            Sole     Shared   None
---------------------- ---------- ----------- ---------- --------- ----- -------- ------------ ---------- ---------- ------- -------
  3Com Corporation        COM      885535104    22334     4521000    SH              DEFINED      1,2      4521000
---------------------- ---------- ----------- ---------- --------- ----- -------- ------------ ---------- ---------- ------- -------
Cheniere Energy Inc.    COM NEW    16411R208    75939     1938695    SH              DEFINED      1,2      1938695
---------------------- ---------- ----------- ---------- --------- ----- -------- ------------ ---------- ---------- ------- -------
  Cheniere Energy      COM UNIT    16411Q101      87       4700      SH              DEFINED      1,2       4700
    Partners LP
---------------------- ---------- ----------- ---------- --------- ----- -------- ------------ ---------- ---------- ------- -------
Companhia Siderurgica  Sponsored   20440W105     2369      33600     SH              DEFINED      1,2       33600
      Nacional            ADR
---------------------- ---------- ----------- ---------- --------- ----- -------- ------------ ---------- ---------- ------- -------
Companhia Vale do Rio  Sponsored   204412209    47580     1402300    SH              DEFINED      1,2      1402300
        Doce              ADR
---------------------- ---------- ----------- ---------- --------- ----- -------- ------------ ---------- ---------- ------- -------
 NYSE Euronext, Inc.      COM      629491101    214836    2713600    SH              DEFINED      1,2      2713600
---------------------- ---------- ----------- ---------- --------- ----- -------- ------------ ---------- ---------- ------- -------
    Qualcomm Inc          COM      747525103    22820     540000     SH              DEFINED      1,2      540000
---------------------- ---------- ----------- ---------- --------- ----- -------- ------------ ---------- ---------- ------- -------
     Sina Corp.           ORD      G81477104    58388     1220235    SH              DEFINED      1,2      1220235
---------------------- ---------- ----------- ---------- --------- ----- -------- ------------ ---------- ---------- ------- -------
 Union Pacific Corp.      COM      907818108    170704    1509853    SH              DEFINED      1,2      1509853
---------------------- ---------- ----------- ---------- --------- ----- -------- ------------ ---------- ---------- ------- -------


REPORT SUMMARY      9 DATA RECORDS               615057            2 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED